The Olstein All Cap Value Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Advertising Agencies - 1.5%
Omnicom Group, Inc.	90,000	$8,708,400

Aerospace & Defense - 3.5%
General Dynamics Corporation	11,000	3,107,390
L3Harris Technologies, Inc.	40,000	8,524,000
RTX Corporation (a)	90,000	8,777,700
		20,409,090

Air Delivery & Freight Services - 2.8%
FedEx Corporation	27,000	7,822,980
United Parcel Service, Inc. - Class B	58,000	8,620,540
		16,443,520

Airlines - 2.8%
Delta Air Lines, Inc.	168,000	8,042,160
Southwest Airlines Company	270,000	7,881,300
		15,923,460

Auto Components - 0.6%
Aptiv PLC (b)	42,000	3,345,300

Auto Manufacturers - 1.4%
General Motors Company	180,607	8,190,527

Automobiles - 0.5%
Winnebago Industries, Inc.(a)	39,500	2,923,000

Building Products - 0.7%
Carrier Global Corporation (a)	73,000	4,243,490

Capital Markets - 1.2%
Goldman Sachs Group, Inc.	16,000	6,683,040

Chemicals - 4.1%
Corteva, Inc.	157,000	9,054,190
Eastman Chemical Company	54,000	5,411,880
International Flavors & Fragrances, Inc.(a)	108,000	9,286,920
		23,752,990

Commercial Banks - 6.1%
Citizens Financial Group, Inc.	245,217	8,898,925
Fifth Third Bancorp (a)	242,000	9,004,820
U.S. Bancorp	215,660	9,640,002
Wells Fargo & Company	130,000	7,534,800
		35,078,547

Commercial Services - 0.9%
Moody's Corporation	6,500	2,554,695
S&P Global, Inc.	6,500	2,765,425
		5,320,120

Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	225,953	10,082,023
Korn Ferry	90,414	5,945,624
		16,027,647

Communications Equipment - 1.5%
Cisco Systems, Inc.	176,000	8,784,160

Computers - 0.4%
Apple, Inc.	14,500	2,486,460

Consumer Finance - 2.1%
American Express Company	18,500	4,212,265
Equifax, Inc. (a)	10,000	2,675,200
MasterCard, Inc. - Class A	5,093	2,452,636
Visa, Inc. - Class A (a)	10,500	2,930,340
		12,270,441

Consumer Staples Distribution & Retail - 1.3%
Target Corporation	41,000	7,265,610

Distributors - 1.4%
LKQ Corporation	147,619	7,884,331

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. - Class B (b)	13,500	5,677,020
Invesco Ltd.	358,996	5,955,744
		11,632,764

E-Commerce - 1.0%
eBay, Inc.	111,784	5,899,960

Electronic Equipment, Instruments & Components - 0.9%
Vontier Corporation	111,600	5,062,176

Electronics - 1.8%
Sensata Technologies Holding PLC	282,500	10,379,050

Energy Equipment & Services - 1.4%
Schlumberger Ltd.	149,000	8,166,690

Entertainment - 1.3%
Warner Bros Discovery, Inc. (a)(b)	849,000	7,411,770

Food & Drug Retailers - 1.8%
CVS Health Corporation	129,000	10,289,040

Food Products - 0.5%
Hormel Foods Corporation	84,000	2,930,760

Health Care Equipment & Supplies - 6.7%
Baxter International, Inc.	222,000	9,488,280
Becton, Dickinson and Company	27,000	6,681,150
Hologic, Inc. (b)	92,000	7,172,320
Medtronic PLC	102,000	8,889,300
Zimmer Biomet Holdings, Inc. (a)	50,600	6,678,188
		38,909,238

Health Care Providers & Services - 3.2%
Quest Diagnostics Inc.	67,000	8,918,370
UnitedHealth Group, Inc.	14,500	7,173,150
Universal Health Services, Inc. - Class B	12,000	2,189,520
		18,281,040

Hotels, Restaurants & Leisure - 0.9%
Denny's Corporation(b)	563,400	5,048,064

Household Durables - 1.3%
Mohawk Industries, Inc.(b)	59,250	7,755,232

Household Products - 2.2%
Kimberly-Clark Corporation	48,000	6,208,800
Reynolds Consumer Products, Inc.	227,950	6,510,252
		12,719,052

Industrial Equipment Wholesale - 1.4%
WESCO International, Inc.	47,550	8,144,364

Insurance - 2.5%
Travelers Companies, Inc.	31,000	7,134,340
Willis Towers Watson PLC	26,500	7,287,500
		14,421,840

Interactive Media & Services - 0.5%
Meta Platforms, Inc. - Class A	6,500	3,156,270

Internet Software & Services - 1.0%
Alphabet, Inc. - Class C (b)	38,000	5,785,880

IT Services - 3.0%
Fidelity National Information Services, Inc.	99,000	7,343,820
SS&C Technologies Holdings, Inc.	155,483	10,008,441
		17,352,261

Machinery - 6.4%
Cummins, Inc.	23,500	6,924,275
Deere & Company	20,500	8,420,170
Dover Corporation	31,000	5,492,890
Fortive Corporation	49,059	4,220,055
Middleby Corporation (b)	29,000	4,662,910
Stanley Black & Decker, Inc.	72,000	7,050,960
		36,771,260

Materials - 0.6%
Axalta Coating Systems Ltd.(b)	98,905	3,401,343

Media - 3.2%
Comcast Corporation - Class A	90,000	3,901,500
Walt Disney Company	119,000	14,560,840
		18,462,340

Pharmaceuticals - 2.9%
Avantor, Inc. (b)	294,184	7,522,285
Johnson & Johnson	60,000	9,491,400
		17,013,685

Real Estate Management & Development - 2.5%
CBRE Group, Inc. - Class A (b)	80,000	7,779,200
Jones Lang LaSalle, Inc.	35,956	7,014,656
		14,793,856

Restaurants - 2.1%
Cracker Barrel Old Country Store, Inc. (a)	64,996	4,727,159
Dine Brands Global, Inc.	159,600	7,418,208
		12,145,367

Semiconductors & Semiconductor Equipment - 2.1%
Kulicke and Soffa Industries, Inc. (a)	154,000	7,747,740
Texas Instruments, Inc.	26,500	4,616,565
		12,364,305

Software - 0.5%
Microsoft Corporation	7,000	2,945,040

Telecommunications - 1.5%
Corning, Inc.	257,000	8,470,720
TOTAL COMMON STOCKS (Cost $436,328,512)		525,453,500

SHORT-TERM INVESTMENTS - 8.8%
Investments Purchased with Proceeds from Securities Lending - 8.8%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	50,852,502	50,852,502
TOTAL SHORT-TERM INVESTMENTS (Cost $50,852,502)		50,852,502

TOTAL INVESTMENTS - 99.6% (Cost $487,181,014)		$576,306,002
Money Market Deposit Account - 8.4% (d)		48,514,827
Liabilities in Excess of Other Assets - (8.0)%		(46,137,755)
TOTAL NET ASSETS - 100.0%		$578,683,074

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $49,997,749 which represented 8.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.17%.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2024:

The Olstein All Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$525,453,500	–	–	$525,453,500
Investments Purchased with Proceeds from Securities Lending (a)	50,852,502	–	–	50,852,502
Total Assets	$576,306,002	–	–	$576,306,002

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for industry classifications.